SCHEDULE OF REVENUES BY PRODUCT CATEGORIES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Revenue from External Customer [Line Items]
Total	$ 20,707,707	$ 14,847,902	$ 17,584,454
Traditional Pet Products [Member]
Revenue from External Customer [Line Items]
Total	8,647,605	9,020,839	8,302,299
Intelligent Pet Products [Member]
Revenue from External Customer [Line Items]
Total	6,298,625	4,384,631	7,404,407
Climbing Hooks and Others [Member]
Revenue from External Customer [Line Items]
Total	5,761,477	1,355,016	1,806,369
Product [Member]
Revenue from External Customer [Line Items]
Total	20,707,707	14,760,486	17,513,075
Dyeing Services [Member]
Revenue from External Customer [Line Items]
Total		87,416
Service, Other [Member]
Revenue from External Customer [Line Items]
Total			71,379
Service [Member]
Revenue from External Customer [Line Items]
Total		$ 87,416	$ 71,379